General information, statement of compliance with IFRS and going concern assumption - Schedule of ownership percentages (Parenthetical) (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 30, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Percentage of ownership acquired	100.00%
Consideration paid received	$ 301,654
Number shares held				1,470,116
Stake holding ratio				12.00%
G-SMATT America [member]
Disclosure of subsidiaries [line items]
Percentage of ownership acquired		54.63%	54.63%	54.63%
G-SMATT America [member] | Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of ownership acquired				54.63%
G-SMATT America [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of ownership acquired				42.63%